UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter Ended: December 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment:		[X] is a restatement.
			[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		CWH Associates, Inc.
Address:	200 Park Avenue
		Suite 3900
		New York, New York 10166

Form 13F File Number: 28-06423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	   Andrew Abrams
Title:   Chief Operating Officer
Phone:  (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams			New York, NY		12/12/02
--------------			------------		-------

PLEASE NOTE THAT THE AMENDMENT HEREIN AFFECTS ONLY THE FORMATTING OF THE INFORMATION TABLE, AND DOES NOT CHANGE INFORMATION PREVIOUSLY PRESENTED. IN ADDITION, THIS AMENDMENT (A REFORMATTING OF THE TABLE COLUMNS WITH INCLUSION OF A COLUMN FOR 'OTHER MANAGERS', REFLECTING NO OTHER MANAGERS) IS APPLICABLE TO ALL PREVIOUS FILINGS WHERE THIS COLUMN HAD BEEN OMITTED.

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.






Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $222,013.20
					(Thousands)
List of Other Included Managers: None





Form 13F INFORMATION TABLE

NAME                TITLE    CUSIP    VALUE     SHARES  INVEST. OTHER   NUMBER
                   of CLASS	      (x$1000)             DISCR.  MGRS   VOTING

Action Perf Comp     COM   004933107  9330.51   304,819  Sole           244,770
Advance PCS          COM   00790K109  6033.63   205,575  Sole           163,248
Apollo Group, Inc.   CL A  037604105  8793.60   195,370  Sole           156,903
Applied Materials    COM   038222105  1528.45    38,116  Sole            30,125
Applied Micro Circts COM   03822W109   270.55    23,900  Sole            18,768
ATI Technologies     COM   001941103  3964.81   312,190  Sole           245,390
Barnes & Noble, Inc. COM   067774109  2215.56    74,850  Sole            60,375
Beazer Homes USA     COM   07556Q105  6180.67    84,470  Sole            67,019
Beverly Enterprises  COM   087851309 10864.21 1,263,280  Sole         1,012,901
Bioject Medical Tech COM   09059T206   629.50    50,000  Sole                 0
Bruker Axs, Inc.     COM   11679P101   977.73   149,500  Sole           118,600
Caremark RX          COM   141705103 13286.13   814,600  Sole           650,040
Celestica, Inc.  Sub Vtg Sh 15101Q108 7195.88   178,160  Sole           139,050
Centex, Inc.         COM   152312104  6551.08   114,750  Sole            92,100
Checkpoint Sftwre    ORD   M22465104  5841.89   146,450  Sole           115,450
CNS, Inc             COM   126136100   894.79   164,182  Sole           129,232
Computer Associates  COM   204912109  1281.30    37,150  Sole            36,800
Concord EFS, Inc.    COM   206197105  1586.55    48,400  Sole            38,448
Convera Corp         CL A  211919105    87.27    26,050  Sole            16,105
Cree, Inc.           COM   225447101  4289.38   145,600  Sole           114,550
DR Horton, Inc.      COM   23331A109  4368.30   134,575  Sole           107,759
Edison Schools, Inc. CL A  281033100  1250.72    63,650  Sole            50,747
Electronic Arts      COM   285512109  5764.19    96,150  Sole            76,450
Electronic Boutique  COM   286045109  4998.49   125,150  Sole           101,400
EMC Corp.            COM   268648102   791.95    58,925  Sole            58,000
F5 Networks, Inc.    COM   315616102   740.98    34,400  Sole            33,850
Factual Data Corp    COM   303094106  1068.88   125,750  Sole            69,578
Genesis Microchip    COM   371933102  8403.85   127,100  Sole           100,960
Hewlett Packard Co   COM   428236103  1276.64    62,154  Sole            49,100
Homestore.com, Inc.  COM   437852106   361.44   100,400  Sole            78,000
Horizon Organic Hldg COM   44043T103  1157.23    70,050  Sole            55,600
Infineon Tech AG  Spon ADR 45662N103  1994.48    98,250  Sole            75,937
Integrated Elctr Svc COM   45811E103  1480.63   289,186  Sole           233,486
Laser Vision Centers COM   51807H100   758.97   366,650  Sole           299,800
Lennar Corp          COM   526057104  7148.24   152,675  Sole           122,431
Manor Care, Inc      COM   564055101  7152.12   301,650  Sole           242,071
Mercury Interactive  COM   589405109  3299.46    97,100  Sole            74,230
Micron Technology    COM   595112103  5665.25   182,750  Sole           143,100
NASDAQ 100 TR   Unit Ser 1 631100104  2874.67    73,880  Sole                 0
Nobel Learning Cmmnt COM   654889104   362.35    58,350  Sole            37,454
Novellus Systems     COM   670008101  5001.04   126,769  Sole           100,900
Nvidia Corp.         COM   67066G104  3057.33    45,700  Sole            36,000
Office Depot, Inc.   COM   676220106  3709.85   200,100  Sole           159,900
Paychex, Inc.        COM   704326107  3735.54   107,189  Sole            85,350
Pentastar Comm       COM   709632103  2273.31   107,700  Sole           107,700
Peoplesoft, Inc.     COM   712713106  2878.32    71,600  Sole            56,700
Presstek, Inc.       COM   741113104   215.04    23,450  Sole            17,563
Qlogic Corp.         COM   747277101  1526.69    34,300  Sole            25,600
Rambus, Inc.         COM   750917106  1217.32   152,355  Sole           135,900
Rational Software    COM   75409P202  1723.80    88,400  Sole            68,500
Rehabcare Group      COM   759148109   467.68    15,800  Sole            12,814
SCP Pool Corp        COM   784028102  5608.04   204,300  Sole           163,899
Siebel Systems, Inc. COM   826170102  5819.11   207,974  Sole           162,124
Specialty Labs, Inc. COM   84749R100  2283.04    83,050  Sole            66,892
Taiwan Semis Mfg  Spon ADR 874039100  5672.97   330,400  Sole           263,400
Texas Instruments    COM   882508104   676.03    24,144  Sole            18,500
TRC Companies, Inc   COM   872625108  6393.25   127,865  Sole           101,261
United Natural Foods COM   911163103  2750.00   110,000  Sole            87,500
US Physical Therapy  COM   90337L108  3244.93   200,800  Sole           163,548
Viropharma, Inc.     COM   928241108  2675.97   116,600  Sole            91,600
Whole Foods Mkt Inc  COM   966837106  8261.15   189,650  Sole           152,639
Xoma Ltd             ORD   G9825R107   100.47    10,200  Sole            10,200